Significant accounting policies - Capitalization of Interest (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Capitalization [Line Items]
Total	7,071	3,510
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized	3,584	669
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	1,577	1,055
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	1,910	1,786